SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
16.	SHARE-BASED COMPENSATION

2006 Share Incentive Plan

The Group adopted a share incentive plan in 2006 (“2006 Share Incentive Plan”) to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentives to employees, Directors and consultants and to promote the success of its business. Under the 2006 Share Incentive Plan, the Group may grant either options to purchase the Company’s ordinary shares or restricted shares (Note: The restricted shares, as named in respective grant documents, are accounted for as nonvested shares). The plan administrator would determine the exercise price of an option and set forth the price in the award agreement. The exercise price may be a fixed or variable price related to the fair market value of the Company’s ordinary shares. If the Group grants an incentive share option to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant. The term of an award shall not exceed 10 years from the date of the grant. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2006 Share Incentive Plan (including shares issuable upon exercise of options) is 100,000,000 over 10 years. The new share incentive plan (“2011 Share Incentive Plan”) as described below was effective immediately after the listing of the Company’s ordinary shares on the Main Board of HKSE on December 7, 2011 and no further awards may be granted under the 2006 Share Incentive Plan on or after such date as all subsequent awards will be issued under the 2011 Share Incentive Plan. Accordingly, no share option and restricted share was granted under the 2006 Share Incentive Plan during the year ended December 31, 2012.

Share Options

The Group granted ordinary share options to certain personnel under the 2006 Share Incentive Plan during the years ended December 31, 2011 and 2010 with the exercise price determined at the closing price of the date of grant. These ordinary share options became exercisable over different vesting periods ranging from immediately vested on date of grant to four years with different vesting scale. The ordinary share options granted expire 10 years after the date of grant, except for options granted in the exchange program as described below which have exercise period ranging from 7.7 to 8.3 years.

During the year ended December 31, 2009, the Board of Directors of the Company approved a proposal to allow for a one-time share option exchange program, designed to provide eligible employees an opportunity to exchange certain outstanding underwater share options for a lesser amount of new share options to be granted with lower exercise prices. Share options eligible for exchange were those that were granted on or prior to April 11, 2008 under the 2006 Share Incentive Plan. A total of approximately 5.4 million eligible share options were tendered by employees, representing 94% of the total share options eligible for exchange. The Group granted an aggregate of approximately 3.6 million new share options in exchange for the eligible share options surrendered. The exercise price of the new share options was $1.43, which was the closing price of the Company’s ordinary share on the grant date. No incremental share option expense was recognized for the exchange because the fair value of the new options, using Black-Scholes valuation model, was approximately equal to the fair value of the surrendered options they replaced. The significant assumptions used to determine the fair value of the new options includes expected dividend of nil, expected stock price volatility of 87.29%, risk-free interest rate of 2.11% and expected average life of 5.6 years.

The Group uses the Black-Scholes valuation model to determine the estimated fair value for each option grant issued, with highly subjective assumptions, changes in which could materially affect the estimated fair value. Expected volatility is based on the historical volatility of a peer group of publicly traded companies. Expected term is based upon the vesting term or the historical of expected term of publicly traded companies. The risk-free interest rate used for each period presented is based on the United States of America Treasury yield curve at the time of grant for the period equal to the expected term.

The fair value per option under the 2006 Share Incentive Plan was estimated at the date of grant using the following weighted-average assumptions:

	December 31,
	2011	2010
Expected dividend yield	—	—
Expected stock price volatility	81.87%	79.24%
Risk-free interest rate	2.07%	1.78%
Expected average life of options (years)	5.1	5.5

A summary of share options activity under the 2006 Share Incentive Plan as of December 31, 2012, and changes during the years ended December 31, 2012, 2011 and 2010 are presented below:

	Number of Share Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2010	22,342,398	$1.26
Granted	4,266,174	$1.17
Exercised	(804,285)	$1.17
Forfeited	(5,169,216)	$1.27
Expired	(181,578)	$4.48

Outstanding at December 31, 2010	20,453,493	$1.22
Granted	5,150,946	$2.52
Exercised	(3,835,596)	$1.03
Forfeited	(783,423)	$1.52
Expired	(68,958)	$4.40

Outstanding at December 31, 2011	20,916,462	$1.55
Exercised	(2,966,955)	$1.22
Forfeited	(1,110,843)	$1.63
Expired	(6,510)	$1.01

Outstanding at December 31, 2012	16,832,154	$1.61	6.53	$67,447

Exercisable at December 31, 2012	11,707,977	$1.44	6.15	$48,829

A summary of share options vested and expected to vest under the 2006 Share Incentive Plan at December 31, 2012 are presented below:

	Vested
	Number of Share Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($1.01 - $5.06) (Note)	11,707,977	$1.44	6.15	$48,829

Note: 3,673,901 share options vested and 6,510 share options expired during the year ended December 31, 2012

	Expected to Vest
	Number of Share Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($1.01 - $2.52)	5,124,177	$1.98	7.39	$18,618

The weighted-average fair value of share options granted under the 2006 Share Incentive Plan during the years ended December 31, 2011 and 2010 were $1.67 and $0.84, respectively. Share options of 2,966,955, 3,835,596 and 804,285 were exercised and proceeds amounted to $3,632, $3,950 and $938 were recognized during the years ended December 31, 2012, 2011 and 2010, respectively. The total intrinsic values of share options exercised for the years ended December 31, 2012, 2011 and 2010 were $13,022, $8,348 and $767, respectively. As of December 31, 2012, there was $3,927 unrecognized compensation costs related to unvested share options under the 2006 Share Incentive Plan and the costs were expected to be recognized over a weighted-average period of 1.14 years.

Restricted Shares

The Group has also granted restricted shares to certain personnel under the 2006 Share Incentive Plan during the years ended December 31, 2011 and 2010. These restricted shares have a vesting period ranging from immediately vested on date of grant to four years. The grant date fair value is determined with reference to the market closing price of the Company’s ordinary share at the date of grant.

A summary of the status of the 2006 Share Incentive Plan’s restricted shares as of December 31, 2012, and changes during the years ended December 31, 2012, 2011 and 2010 are presented below:

	Number of Restricted Shares	Weighted- Average Grant Date Fair Value
Unvested at January 1, 2010	3,246,031	$1.41
Granted	1,463,151	1.38
Vested	(1,298,657)	1.67
Forfeited	(761,466)	1.27

Unvested at December 31, 2010 and January 1, 2011	2,649,059	$1.31
Granted	2,908,383	2.52
Vested	(1,252,223)	1.07
Forfeited	(302,716)	1.97

Unvested at December 31, 2011 and January 1, 2012	4,002,503	$2.22
Vested	(1,276,634)	2.49
Forfeited	(486,984)	1.66

Unvested at December 31, 2012	2,238,885	$2.19

The total fair values at date of grant of the restricted shares under the 2006 Share Incentive Plan vested during the years ended December 31, 2012, 2011 and 2010 were $3,181, $1,339 and $2,166, respectively. As of December 31, 2012, there was $2,761 of unrecognized compensation costs related to restricted shares under the 2006 Share Incentive Plan and the costs are expected to be recognized over a weighted-average period of 1.21 years.

2011 Share Incentive Plan

The Group adopted the 2011 Share Incentive Plan to promote the success and enhance the value of the Company by linking personal interests of the members of the Board, employees and consultants to those of the shareholders and by providing such individuals with incentive for outstanding performance to generate superior returns to the shareholders which became effective on December 7, 2011. Under the 2011 Share Incentive Plan, the Group may grant various share based awards, including but not limited to, options to purchase the Company’s ordinary shares, share appreciation rights, restricted shares, etc. The term of such awards shall not exceed 10 years from the date of the grant. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2011 Share Incentive Plan is 100,000,000 over 10 years, which could be raised up to 10% of the issued share capital upon shareholders’ approval. There was no share option or restricted share granted during the year ended December 31, 2011. As of December 31, 2012 and 2011, 96,894,814 and 100,000,000 shares remain available for the grant of various share based awards under the 2011 Share Incentive Plan, respectively.

Share Options

The Group granted share options to certain personnel under the 2011 Share Incentive Plan during the year ended December 31, 2012 with the exercise price determined at the closing price on the date of grant. These share options became exercisable over a vesting period of three years. The share options granted expire 10 years after the date of grant.

The Group uses the Black-Scholes valuation model to determine the estimated fair value for each option grant issued, with highly subjective assumptions, changes in which could materially affect the estimated fair value. Expected volatility is based on the historical volatility of the Company’s ADS trading on the NASDAQ Global Select Market. Expected term is based upon the vesting term or the historical of expected term of publicly traded companies. The risk-free interest rate used for each period presented is based on the United States of America Treasury yield curve at the time of grant for the period equal to the expected term.

The fair value per option under the 2011 Share Incentive Plan was estimated at the date of grant using the following weighted-average assumptions for options granted during the year ended December 31, 2012:

Expected dividend yield	—
Expected stock price volatility	67.82%
Risk-free interest rate	1.01%
Expected average life of options (years)	5.1

A summary of share options activity under the 2011 Share Incentive Plan as of December 31, 2012, and changes during the year ended December 31, 2012 are presented below:

	Number of Share Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	—	$—
Granted	1,934,574	4.70
Forfeited	(33,438)	4.70

Outstanding at December 31, 2012	1,901,136	$4.70	9.25	$1,743

As of December 31, 2012, no share options granted under 2011 Share Incentive Plan were vested and exercisable.

A summary of share options expected to vest under the 2011 Share Incentive Plan at December 31, 2012 are presented below:

	Expected to Vest
	Number of Share Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Exercise price per share ($4.70)	1,901,136	$4.70	9.25	$1,743

The weighted-average fair value of share options granted under the 2011 Share Incentive Plan during the year ended December 31, 2012 was $2.44. As of December 31, 2012, there was $3,466 unrecognized compensation costs related to unvested share options under the 2011 Share Incentive Plan and the costs were expected to be recognized over a weighted-average period of 2.24 years.

Restricted Shares

The Group has also granted restricted shares to certain personnel under the 2011 Share Incentive Plan during the year ended December 31, 2012. These restricted shares have a vesting period of three years. The grant date fair value is determined with reference to the market closing price of the Company’s ordinary share at the date of grant.

A summary of the status of the 2011 Share Incentive Plan’s restricted shares as of December 31, 2012, and changes during the year ended December 31, 2012 are presented below:

	Number of Restricted Shares	Weighted- Average Grant Date Fair Value
Unvested at January 1, 2012	—	$—
Granted	1,170,612	4.43
Forfeited	(16,722)	4.43

Unvested at December 31, 2012	1,153,890	$4.43

No restricted shares under the 2011 Share Incentive Plan were vested during the year ended December 31, 2012. As of December 31, 2012, there was $3,811 of unrecognized compensation costs related to restricted shares under the 2011 Share Incentive Plan and the costs were expected to be recognized over a weighted-average period of 2.24 years.

The impact of share options and restricted shares for the years ended December 31, 2012, 2011 and 2010 recognized in the consolidated financial statements were as follows:

	Year Ended December 31,
	2012	2011	2010
2006 Share Incentive Plan
Share options	$4,033	$5,570	$4,439
Restricted shares	2,464	3,054	1,606

Subtotal	$6,497	$8,624	$6,045

2011 Share Incentive Plan
Share options	$1,179	$—	$—
Restricted shares	1,297	—	—

Subtotal	$2,476	$—	$—

Total share-based compensation expenses	$8,973	$8,624	$6,045
Less: share-based compensation expenses capitalized in construction in progress	—	—	(2)

Share-based compensation recognized in general and administrative expenses	$8,973	$8,624	$6,043